Other Deductions, Net - Summary of Other Deductions, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Amortization of intangibles (excluding software)	$ 32.2	$ 32.4	$ 64.6	$ 65.2
Restructuring costs (see Note 4)	2.4	4.6	1.3	5.4	$ 20.7	$ 46.2	$ 41.6
Foreign currency loss (gain), net	2.8	(5.3)	4.6	(1.8)
Capitalized software write-off (see Note 5)	12.3	0.0	12.3	0.0
Other, net	(0.2)	(3.6)	1.0	(1.8)
Other deductions, net	$ 49.5	$ 28.1	$ 83.8	$ 67.0